ACTIVE ASSETS TAX-FREE TRUST    Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS December 31, 1997

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Active Assets Tax-Free Trust for the six-month period ended December 31, 1997.

The second half of 1997 was largely uneventful for the tax-free money market. Short-term municipal interest rates had adjusted upward earlier in the year in response to the Federal Reserve Board's modest tightening of monetary policy late in the first quarter. For the balance of the year seasonal changes in tax-free money fund cash flows became the primary determinant of interest rate movements. Continuing economic growth left most municipal governments with improving budgetary balances and kept credit quality concerns to a minimum. The Asian crisis late in the year had little impact on the municipal money market, because most tax-free money funds had already significantly reduced or eliminated their exposure to Asian bank liquidity facilities.

Yields for one-year maturities were confined to a narrow range during the final six months of 1997. The Bond Buyer One-Year Note Index, which tracks the movement of longer-term municipal money market yields, registered a net decline of seven basis points from 3.85 percent at the end of June to 3.78 percent at the end of December. For the year as a whole, however, one-year yields ended 27 basis points higher reflecting the Fed's quarter-point step toward higher interest rates.

The ratio of the One-Year Note Index to the yield for one-year U.S. Treasury bills was 68 percent at year end, unchanged from the end of June but up from 64 percent at the end of 1996. The rising ratio means that yields in this sector of the municipal market became more attractive in relation to Treasuries with comparable maturities.

At the short end of the tax-free money market maturity range, yields for variable rate demand obligations (VRDOs) with daily and weekly rate changes were driven primarily by changing cash flows and fluctuated more widely than yields for longer maturities. The highest yields for weekly VRDOs during the second half of 1997 were recorded at the end

ACTIVE ASSETS TAX-FREE TRUST
of each quarter, with a peak of 4.15 percent in late December. The second-half low yield of 3.35 percent was set in August when cash inflows were strong.

PORTFOLIO MANAGEMENT AND PERFORMANCE

The Trust's annualized net investment income for the six-month period under review was 3.13 percent, and its 30-day annualized yield for December was 3.21 percent.

The Trust's net assets totaled $1.7 billion, with 65 percent of the Trust's portfolio invested in VRDOs. Tax-exempt commercial paper and municipal notes, the two other types of securities held by the portfolio, comprised 26 percent and 9 percent of the portfolio, respectively. The Trust was broadly diversified geographically with holdings in 39 states.

The Trust's portfolio holdings are continuously reviewed to maintain or improve creditworthiness. Particular effort is devoted to monitoring the credit quality of institutions that provide credit enhancement and liquidity facilities for our investments. During the period under review, the Trust had no exposure to Asian bank letters of credit or liquidity facilities.

Seasonal purchases of new one-year tax and revenue anticipation notes (TRANs) brought the Trust's weighted average maturity out to 60 days in mid-July. However, the Trust's maturity extension was more limited than in some previous years because attractive yields were available for shorter maturities and new one-year financings were aggressively priced. The Trust's weighted average maturity shortened again during August and September and then stayed in a moderate range of approximately 40 to 50 days for the balance of 1997. At the end of December, the Trust's weighted average maturity was 43 days.

LOOKING FORWARD

No change appears imminent in Federal Reserve Board monetary policy. The rate of inflation remains low and the potential drag that the Asian crisis might place on the U.S. economy should keep price pressures from heating up. In the absence of external forces on interest rates, the tax-free money market yield curve should remain relatively flat except during periods of heavy cash flows. The weighted average maturity of the Trust's portfolio is thus expected to be maintained in its current moderate range of 35 to 55 days.

ACTIVE ASSETS TAX-FREE TRUST

We appreciate your support of Active Assets Tax-Free Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                COUPON      DEMAND
THOUSANDS                                                                                RATE+       DATE*           VALUE
-------------------------------------------------------------------------------------------------------------------------------
              SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (66.1%)
              Alabama
 $16,300      Birmingham Medical Clinic Board, University of Alabama Health Services
               Foundation Ser 1991...................................................     3.65%     01/08/98     $   16,300,000
  20,800      University of Alabama, Hospital Ser 1997 B.............................     3.70      01/08/98         20,800,000

              Arizona
  12,200      Arizona Educational Loan Marketing Corporation, 1991 Ser A (AMT).......     3.75      01/08/98         12,200,000
   3,565      Maricopa County Industrial Development Authority, Samaritan Health Svc
               Ser B-2 (MBIA)........................................................     5.00      01/02/98          3,565,000

              Arkansas
  20,000      Crossett, Georgia Pacific Corp Ser 1984................................     4.15      01/08/98         20,000,000

              California
              California Pollution Control Financing Authority,
   2,000       Pacific Gas & Electric Co 1997 Ser A..................................     4.75      01/02/98          2,000,000
  11,900       Pacific Gas & Electric Co 1997 Ser C (AMT)............................     4.75      01/02/98         11,900,000
   4,000       Southern California Edison Co 1986 Ser A..............................     4.20      01/02/98          4,000,000
   3,100      California Statewide Communities Development Authority, John Muir/
               Mt Diablo Health System Ser 1997 COPs (AMBAC).........................     4.85      01/02/98          3,100,000
  21,750      Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992 &
               Ser 1996 A & B........................................................     5.00      01/02/98         21,750,000

              Colorado
  11,500      Colorado Health Facilities Authority, Kaiser Permanente 1994 Ser A.....     3.75      01/08/98         11,500,000
  15,000      Colorado Student Obligation Bond Authority, Ser 1989 A (AMT)...........     3.75      01/08/98         15,000,000

              Connecticut
  25,000      Connecticut Development Authority, Connecticut Light & Power Co 1993
               Ser A.................................................................     3.65      01/08/98         25,000,000
  15,000      Connecticut Health & Education Facilities Authority, Yale University
               Ser T.................................................................     4.00      01/08/98         15,000,000
  30,000      Connecticut Special Assessment, Unemployment Compensation 1993 Ser C
               (FGIC)................................................................     3.90      07/01/98         30,000,000

              Delaware
              Delaware Economic Development Authority,
  10,000       Star Enterprise Ser 1997 A (AMT)......................................     3.75      01/08/98         10,000,000
  10,000       Star Enterprise Ser 1997 C (AMT)......................................     3.95      01/08/98         10,000,000

              Florida
  25,000      Dade County, Water & Sewer Ser 1994 (FGIC).............................     3.65      01/08/98         25,000,000
  10,000      Dade County Health Facilities Authority, Miami Children's Hospital Ser
               1990..................................................................     5.20      01/02/98         10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                COUPON      DEMAND
THOUSANDS                                                                                RATE+       DATE*           VALUE
-------------------------------------------------------------------------------------------------------------------------------
 $21,900      Dade County Industrial Development Authority, Dolphins Stadium
               Ser 1985 B & C........................................................     3.65%     01/08/98     $   21,900,000
  14,000      Putnam County Development Authority, Seminole Electric Co-op Inc Ser
               1984 D (NRU-CFC Gtd)..................................................     3.65      06/15/98         14,000,000
  25,000      Volusia County Health Facilities Authority, Pooled Ser 1985 (FGIC).....     3.70      01/08/98         25,000,000

              Georgia
  21,000      Albany-Dougherty County Hospital Authority, Phoebe-Putney Memorial
               Hospital Ser 1991 (AMBAC).............................................     3.75      01/08/98         21,000,000
  16,102      Georgia Municipal Association, Pool Ser 1990 COPs (MBIA)...............     4.15      01/08/98         16,101,957

              Hawaii
  11,460      Hawaii Department of Budget & Finance, Kaiser Permanente Semiannual
               Tender Ser 1984 B.....................................................     3.75      03/02/98         11,460,000

              Idaho
   3,100      Idaho Health Facilities Authority, St Luke's Regional Medical Center
               Ser 1995..............................................................     5.10      01/02/98          3,100,000

              Illinois
              Illinois Health Facilities Authority,
   8,900       Gottlieb Health Resources Ser 1990....................................     3.80      01/08/98          8,900,000
   5,000       Northwestern Memorial Hospital Ser 1995...............................     5.05      01/02/98          5,000,000
  11,685      Illinois Housing Development Authority, Homeowner Mortgage 1997 Subser
               E-2 (AMT).............................................................     3.85      12/17/98         11,685,000
  20,000      Illinois Toll Highway Authority, Refg Ser 1993-B (MBIA)................     3.65      01/08/98         20,000,000

              Indiana
  11,000      Indiana Health Facility Financing Authority, Charity Obligated Group -
               Daughters of Charity National Health System Ser 1997 E................     3.65      01/08/98         11,000,000
  14,000      Indiana Hospital Equipment Financing Authority, Ser 1985 A (MBIA)......     3.75      01/08/98         14,000,000
  12,760      Indianapolis, Ogden Martin Sys Inc Ser 1987 (AMT)......................     5.20      01/02/98         12,760,000
   8,400      Petersburg, Indianapolis Power & Light Co Ser 1995 B (AMBAC)...........     3.70      01/08/98          8,400,000

              Kentucky
   7,000      Jamestown, Union Underware Co 1983 Ser A...............................     3.80      01/08/98          7,000,000

              Louisiana
  29,800      New Orleans Aviation Board, Ser 1993 B (MBIA)..........................     3.80      01/08/98         29,800,000
   4,100      St Charles Parish, Shell Oil Co Ser 1995...............................     4.80      01/02/98          4,100,000

              Maryland
              Maryland Health & Educational Facilities Authority,
   8,000       Johns Hopkins Hospital Ser 1997 A.....................................     3.70      01/08/98          8,000,000
  10,000       North Arundel Hospital Ser 1997 A.....................................     4.15      01/08/98         10,000,000
   6,700      Washington Suburban Sanitary District, 1996 Ser BANs...................     3.85      01/08/98          6,700,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                COUPON      DEMAND
THOUSANDS                                                                                RATE+       DATE*           VALUE
-------------------------------------------------------------------------------------------------------------------------------
              Massachusetts
 $15,000      Massachusetts Bay Transportation Authority, 1984 Ser A.................     3.75%     03/01/98     $   15,000,000
  28,700      Massachusetts Health & Educational Facilities Authority, Harvard
               University Ser 1985 I.................................................     3.80      01/08/98         28,700,000
  15,200      Massachusetts Industrial Finance Agency, Ogden Haverhill Ser 1992 A....     3.50      01/08/98         15,200,000
  10,000      Massachusetts Municipal Wholesale Electric Company, Power Supply System
               1994 Ser C (MBIA).....................................................     3.50      01/08/98         10,000,000

              Michigan
   4,700      Delta County Economic Development Corporation, Mead-Escanaba Paper Co
               Ser 1985 C............................................................     4.85      01/02/98          4,700,000
   9,100      Michigan Strategic Fund, Detroit Edison Co Ser 1995 CC.................     5.05      01/02/98          9,100,000

              Minnesota
   8,000      Minneapolis & St Paul Housing & Redevelopment Authority, Childrens'
               Health Care Ser 1995 B (FSA)..........................................     5.30      01/02/98          8,000,000

              Missouri
              Missouri Health & Educational Facilities Authority,
  10,000       Sisters of Mercy Health System St Louis Inc Ser 1989 A................     3.70      01/08/98         10,000,000
   6,000       Washington University Ser 1996 C......................................     5.00      01/02/98          6,000,000
  10,000      St Louis County Industrial Development Authority, Charity Obligated
               Group - Daughters of Charity National Health System Ser 1997 E........     3.65      01/08/98         10,000,000

              New Hampshire
   2,500      New Hampshire Higher Educational & Health Facilities Authority,
               Darmouth Education Loan Corp Ser 1993 (AMT)...........................     4.05      06/01/98          2,500,000

              New Jersey
              New Jersey Economic Development Authority,
  12,200       New Jersey Natural Gas Co Ser 1995 A (AMBAC) (AMT)....................     4.80      01/02/98         12,200,000
     400       Toys "R" Us Inc.......................................................     4.75      01/02/98            400,000
   5,200       United Water New Jersey Inc Ser 1996 B (AMBAC)........................     4.75      01/02/98          5,200,000
  23,400      New Jersey Turnpike Authority, Ser 1991 D (FGIC).......................     3.45      01/08/98         23,400,000
   5,000      Union County Pollution Control Financing Authority, Exxon Corp 1994
               Ser...................................................................     4.70      01/02/98          5,000,000

              New Mexico
  27,000      Albuquerque, Airport Sub Lien Ser 1995 (AMBAC).........................     3.65      01/08/98         27,000,000

              New York
   2,000      New York State Energy Research & Development Authority, New York State
               Electric & Gas Corp Ser 1994 C........................................     5.00      01/02/98          2,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                COUPON      DEMAND
THOUSANDS                                                                                RATE+       DATE*           VALUE
-------------------------------------------------------------------------------------------------------------------------------
              North Carolina
 $ 9,400      Craven County Industrial Facilities & Pollution Control Financing
               Authority, Craven County Wood Energy Ltd 1989 Ser C (AMT).............     5.15%     01/02/98     $    9,400,000
  14,800      Durham, Ser 1993 A COPs................................................     3.65      01/08/98         14,800,000
   7,000      North Carolina Educational Facilities Finance Agency, Bowman Gray
               School of Medicine Ser 1996...........................................     3.70      01/08/98          7,000,000
  18,500      North Carolina Medical Care Commission, Duke University Hospital Ser
               1985 B................................................................     4.10      01/08/98         18,500,000
  21,700      Person County Industrial Facilities & Pollution Control Financing
               Authority, Carolina Power & Light Co Ser 1992 A.......................     3.90      01/08/98         21,700,000

              North Dakota
  10,000      Oliver County, Square Butte Electric Co-op Ser 1996 B (AMBAC)..........     3.65      01/08/98         10,000,000

              Ohio
  10,000      Cleveland, Airport System Ser 1997 D (AMT).............................     3.75      01/08/98         10,000,000
  24,095      Cuyahoga County, Cleveland Clinic Foundation Ser 1997 B (AMBAC)........     3.65      01/08/98         24,095,000
   2,800      Ohio Air Quality Development Authority, Sohio Air-British Petroleum Co
               Ser 1995..............................................................     4.85      01/02/98          2,800,000

              Oklahoma
  34,205      Oklahoma Water Resources Board, State Loan Program Ser 1994 A &
               Ser 1995..............................................................     3.75      03/02/98         34,205,000

              Pennsylvania
  10,000      Allegheny County Hospital Development Authority, Health Education &
               Research Corp Ser 1988 B..............................................     3.75      01/08/98         10,000,000
   2,000      Delaware County Industrial Development Authority, United Parcel Service
               of America Inc Ser 1985...............................................     5.00      01/02/98          2,000,000
  11,500      Pennsylvania Higher Education Assistance Agency, Student Loan 1997
               Ser A (AMT)...........................................................     3.85      01/08/98         11,500,000
              Pennsylvania Higher Education Facilities Authority,
   2,800       Carnegie Mellon University Ser A......................................     4.85      01/02/98          2,800,000
  15,000       Thomas Jefferson University 1992 Ser C................................     3.80      02/17/98         15,000,000
  15,000      York General Authority, Pooled Ser 1996................................     4.20      01/08/98         15,000,000

              South Carolina
   8,110      South Carolina Jobs Economic Development Authority, St Francis Hospital
               Ser 1990..............................................................     5.00      01/02/98          8,110,000
              York County,
  13,310       North Carolina Electric Membership Corp Ser 1984 N-5 (NRU-CFC Gtd)....     3.70      03/15/98         13,310,000
  21,295       Saluda River Electric Co-op Inc Ser 1984 E-1 & E-2 (NRU-CFC Gtd)......     3.65      02/15/98         21,295,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                COUPON      DEMAND
THOUSANDS                                                                                RATE+       DATE*           VALUE
-------------------------------------------------------------------------------------------------------------------------------
              Tennessee
 $ 7,900      Memphis, Airport Refg Ser 1995 B (AMT).................................     3.75%     01/08/98     $    7,900,000
   6,100      Metropolitan Nashville Airport Authority, American Airlines Refg Ser
               1995 B................................................................     5.00      01/02/98          6,100,000
   6,000      Tennessee Housing Development Agency, Homeownership Ser 1997-1 (AMT)...     3.75      02/19/98          6,000,000

              Texas
  16,000      Harris County, Toll Road Unlimited Tax Sub Lien Ser 1994 C.............     3.80      01/08/98         16,000,000
  10,000      Hockley County Industrial Development Corporation, Amoco Oil Co Ser
               1985..................................................................     3.75      05/01/98         10,000,000
   7,900      Nueces River Authority, Reynolds Metal Co Ser 1985.....................     5.20      01/02/98          7,900,000

              Utah
  15,000      Intermountain Power Agency, 1985 Ser E.................................     3.75      03/16/98         15,000,000

              Washington
   5,800      Seattle, Municipal Light & Power Ser 1993..............................     3.70      01/08/98          5,800,000
  15,200      Washington, Ser 1996 A.................................................     3.60      01/08/98         15,200,000
   9,400      Washington Health Care Facilities Authority, Fred Hutchinson Cancer
               Research Center Ser 1996..............................................     5.10      01/02/98          9,400,000

              Wisconsin
   9,500      Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)...........................     4.45      01/08/98          9,500,000
  11,280      Wisconsin Health & Educational Facilities Authority, Franciscan Health
               Care Inc Ser 1985 A-1.................................................     3.70      01/08/98         11,280,000

              Wyoming
   7,400      Lincoln County, Exxon Corp Ser 1995 B (AMT)............................     5.20      01/02/98          7,400,000
   4,100      Uinta County, Chevron USA Ser 1993.....................................     5.00      01/02/98          4,100,000
                                                                                                                   ------------

              TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
              (Amortized Cost $1,114,516,957)...............................................................      1,114,516,957
                                                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited) continued

                                                                                                     YIELD TO
PRINCIPAL                                                                                            MATURITY
AMOUNT IN                                                                 COUPON      MATURITY      ON DATE OF
THOUSANDS                                                                  RATE         DATE         PURCHASE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
              TAX-EXEMPT COMMERCIAL PAPER (26.0%)
              Arizona
 $ 7,750      Maricopa County Pollution Control Corporation, Southern
               California Edison Co 1985 Ser B........................     3.75%       02/18/98        3.75%       $    7,750,000

              Florida
   8,000      Jacksonville Electric Authority, Ser C..................     3.75        02/10/98        3.75             8,000,000

              Hawaii
   4,000      Hawaii Department of Budget & Finance, Citizens
               Utilities Co 1996 Ser B (AMT)..........................     3.85        04/07/98        3.85             4,000,000
   5,800      Honolulu City & County, Ser 1993 BANs...................     3.80        03/10/98        3.80             5,800,000

              Louisiana
              Plaquemines Port Harbor & Terminal District,
   4,150       Electric - Coal Transfer Co Ser 1985 B.................     3.60        01/20/98        3.60             4,150,000
   8,200       Electric - Coal Transfer Co Ser 1985 B.................     3.75        01/20/98        3.75             8,200,000
  10,000       Electric - Coal Transfer Co Ser 1985 D.................     3.80        02/17/98        3.80            10,000,000
   9,700       Electric - Coal Transfer Co Ser 1985 D.................     3.80        03/05/98        3.80             9,700,000

              Maryland
              Anne Arundel County,
  10,000       Ser A BANs.............................................     3.70        01/12/98        3.70            10,000,000
   3,500       Ser A BANs.............................................     3.75        01/12/98        3.75             3,500,000
              Baltimore County,
   8,500       Baltimore Gas & Electric Co Ser 1985...................     3.75        02/23/98        3.75             8,500,000
   6,500       Metro District Ser 1995 BANs...........................     3.75        02/10/98        3.75             6,500,000
   5,000       Ser 1995 BANs..........................................     3.55        03/31/98        3.55             5,000,000
   5,000      Montgomery County, Ser 1995 BANs........................     3.80        03/10/98        3.80             5,000,000

              Massachusetts
  10,000      Massachusetts Health & Educational Facilities Authority,
               Boston University Ser H................................     3.80        01/21/98        3.80            10,000,000

              Nebraska
              Nebraska Public Power District,
  15,200       Series B Notes.........................................     3.70        01/28/98        3.70            15,200,000
   5,000       Series B Notes.........................................     3.65        02/05/98        3.65             5,000,000
  12,000       Series B Notes.........................................     3.75        03/09/98        3.75            12,000,000
  13,000       Series B Notes.........................................     3.75        03/11/98        3.75            13,000,000

              New York
              New York State Power Authority,
   5,000       Ser 2..................................................     3.70        01/14/98        3.70             5,000,000
  10,000       Ser 2..................................................     3.70        02/11/98        3.70            10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited) continued

                                                                                                     YIELD TO
PRINCIPAL                                                                                            MATURITY
AMOUNT IN                                                                 COUPON      MATURITY      ON DATE OF
THOUSANDS                                                                  RATE         DATE         PURCHASE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
              North Carolina
              North Carolina Eastern Municipal Power Agency,
 $ 5,700       Ser 1988 B.............................................     3.75%       02/12/98        3.75%       $    5,700,000
   5,000       Ser 1988 B.............................................     3.75        02/18/98        3.75             5,000,000
   5,000       Ser 1988 B.............................................     3.80        02/18/98        3.80             5,000,000
   4,000       Ser 1996...............................................     3.60        01/21/98        3.60             4,000,000
   3,200       Ser 1996...............................................     3.75        01/21/98        3.75             3,200,000
  10,000       Ser 1996...............................................     3.75        03/11/98        3.75            10,000,000

              Pennsylvania
  13,350      Montgomery County Industrial Development Authority, Peco
               Energy Co 1996 Ser A...................................     3.80        01/22/98        3.80            13,350,000

              Texas
              Bexar Metropolitan Water District,
   7,500       Ser 1997...............................................     3.85        02/09/98        3.85             7,500,000
  10,500       Ser 1997...............................................     3.80        02/25/98        3.80            10,500,000
   7,000      Dallas Area Rapid Transit, Sales Tax Ser A..............     3.75        04/08/98        3.75             7,000,000
  10,000      Harris County Health Facilities Development Corporation,
               Sisters of Charity of the Incarnate Word Ser 1997 A....     3.70        02/26/98        3.70            10,000,000
              Houston,
  10,000       1993 Ser A.............................................     3.75        01/29/98        3.75            10,000,000
   6,000       1993 Ser A.............................................     3.65        02/09/98        3.65             6,000,000
   7,000       Airport Ser 1993 A (AMT)...............................     3.80        01/27/98        3.80             7,000,000
   5,000       Water & Sewer 1994 Ser A...............................     3.60        02/09/98        3.60             5,000,000
  10,000       Water & Sewer 1994 Ser A...............................     3.80        02/12/98        3.80            10,000,000
              San Antonio,
   4,000       Electric & Gas Ser 1988 A..............................     3.60        02/06/98        3.60             4,000,000
   6,200       Electric & Gas Ser 1988 A..............................     3.65        02/06/98        3.65             6,200,000
   8,000       Electric & Gas Ser 1988 A..............................     3.70        02/11/98        3.70             8,000,000
   8,600       Electric & Gas Ser 1988 A..............................     3.75        02/11/98        3.75             8,600,000
   7,000       Electric & Gas Ser 1988 A..............................     3.75        03/05/98        3.75             7,000,000
  12,000       Electric & Gas Ser 1988 A..............................     3.65        03/06/98        3.65            12,000,000
  13,400       Electric & Gas Ser 1988 A..............................     3.75        03/09/98        3.75            13,400,000
  14,300       Electric & Gas Ser 1995 A..............................     3.70        03/26/98        3.70            14,300,000
              Texas,
  10,000       Ser 1997 B TRANs.......................................     3.65        03/12/98        3.65            10,000,000
  10,000       Ser 1997 B TRANs.......................................     3.75        03/19/98        3.75            10,000,000
  10,000       Ser 1997 B TRANs.......................................     3.55        03/31/98        3.55            10,000,000

              Utah
              Utah,
  10,000       Highway Ser 1997 B.....................................     3.70        01/15/98        3.70            10,000,000
  10,000       Highway Ser 1997 B.....................................     3.80        02/05/98        3.80            10,000,000

              Virginia
  10,000      Virginia, Ser 1997 BANs.................................     3.75        03/25/98        3.75            10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited) continued

                                                                                                     YIELD TO
PRINCIPAL                                                                                            MATURITY
AMOUNT IN                                                                 COUPON      MATURITY      ON DATE OF
THOUSANDS                                                                  RATE         DATE         PURCHASE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
              Wisconsin
              Wisconsin,
 $11,681         1997 Ser A...........................................      3.70%      02/24/98         3.70%       $  11,681,000
   8,000         Transportation Notes 1997 Ser A......................      3.80       02/06/98         3.80            8,000,000
                                                                                                                      -----------

              TOTAL TAX-EXEMPT COMMERCIAL PAPER
              (Amortized Cost $438,731,000)...................................................................        438,731,000
                                                                                                                      -----------

              SHORT-TERM MUNICIPAL NOTES (9.6%)
              Colorado
  10,000      Colorado, Ser 1997 A TRANs, dtd 07/01/97................      4.50       06/26/98         3.85           10,030,165

              Idaho
  17,000      Idaho, Ser 1997 TANs, dtd 07/01/97......................      4.625      06/30/98         3.88           17,060,107

              Indiana
  12,000      Indiana Bond Bank, Advance Funding Ser 1997 A-2,
               dtd 02/04/97...........................................      4.25       01/21/98         3.70           12,003,494
              Indianapolis Local Improvement Bond Bank,
   5,000       Ser 1997 A Notes, dtd 06/19/97.........................      4.375      01/08/98         3.76            5,000,578
   5,000       Ser 1997 E Notes, dtd 12/18/97.........................      4.25       07/09/98         3.80            5,011,405

              Iowa
  18,000      Iowa School Corporations, Warrant Certificates Ser A
               1997-98 (FSA), dtd 06/26/97............................      4.50       06/26/98         3.89           18,050,914

              Michigan
  30,000      Michigan Municipal Bond Authority, Ser 1997 B Notes, dtd
               07/02/97...............................................      4.50       07/02/98         3.89           30,088,540

              New Mexico
  15,000      New Mexico, Ser 1997-1998 TRANs, dtd 07/11/97...........      4.50       06/30/98         3.87           15,044,847

              Pennsylvania
   5,000      Temple University, Ser 1997, dtd 05/19/97...............      4.75       05/18/98         3.90            5,015,337

              Texas
  15,000      Texas, Ser 1997 A TRANs, dtd 09/02/97...................      4.75       08/31/98         3.85           15,086,200

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited) continued

                                                                                                     YIELD TO
PRINCIPAL                                                                                            MATURITY
AMOUNT IN                                                                 COUPON      MATURITY      ON DATE OF
THOUSANDS                                                                  RATE         DATE         PURCHASE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
              Wisconsin
 $25,000      Milwaukee, Ser 1997 A RANs, dtd 02/25/97................     4.25%       02/19/98        3.76%       $   25,015,312
   5,000      Wisconsin, Operating Notes of 1997, dtd 07/01/97........     4.50        06/15/98        3.85             5,014,160
                                                                                                                   --------------

              TOTAL SHORT-TERM MUNICIPAL NOTES (Amortized Cost $162,421,059)..................................        162,421,059
                                                                                                                   --------------

              TOTAL INVESTMENTS (Amortized Cost $1,715,669,016) (a).....................................101.7%      1,715,669,016

              LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................................ (1.7)        (28,435,934)
                                                                                                        -----      --------------

              NET ASSETS................................................................................100.0%     $1,687,233,082
                                                                                                        =====      ==============

---------------------

    AMT      Alternative Minimum Tax.
   BANs      Bond Anticipation Notes.
   COPs      Certificates of Participation.
  NRU-CFC    National Rural Utilities-Cooperative Finance Corporation.
   RANs      Revenue Anticipation Notes.
   TANs      Tax Anticipation Notes.
   TRANs     Tax and Revenue Anticipation Notes.
     +       Rate shown is the rate in effect at December 31, 1997.
     *       Date on which the principal amount can be recovered through demand.
    (a)      Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
   AMBAC     AMBAC Indemnity Corporation.
   FGIC      Financial Guaranty Insurance Company.
    FSA      Financial Security Assurance Inc.
   MBIA      Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997 (unaudited)
ASSETS:
Investments in securities, at value
 (amortized cost $1,715,669,016)....................................    $1,715,669,016
Cash................................................................           280,671
Interest receivable.................................................        11,941,872
Prepaid expenses and other assets...................................            83,649
                                                                        --------------

    TOTAL ASSETS....................................................     1,727,975,208
                                                                        --------------

LIABILITIES:
Payable for:
    Investments purchased...........................................        39,776,566
    Investment management fee.......................................           657,467
    Plan of distribution fee........................................           164,047
    Shares of beneficial interest repurchased.......................            39,224
Accrued expenses....................................................           104,822
                                                                        --------------

    TOTAL LIABILITIES...............................................        40,742,126
                                                                        --------------

    NET ASSETS......................................................    $1,687,233,082
                                                                        ==============

COMPOSITION OF NET ASSETS:
Paid-in-capital.....................................................    $1,687,224,816
Accumulated undistributed net investment income.....................            14,808
Accumulated net realized loss.......................................            (6,542)
                                                                        --------------

    NET ASSETS......................................................    $1,687,233,082
                                                                        ==============

NET ASSET VALUE PER SHARE,
 1,687,234,916 shares outstanding
 (unlimited shares authorized of $.01 par value)....................             $1.00

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

STATEMENT OF OPERATIONS
For the six months ended December 31, 1997 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME........................................................    $32,691,967
                                                                           -----------

EXPENSES
Investment management fee..............................................      3,591,006
Plan of distribution fee...............................................        891,648
Transfer agent fees and expenses.......................................        178,825
Registration fees......................................................         65,882
Custodian fees.........................................................         38,586
Shareholder reports and notices........................................         30,781
Professional fees......................................................         28,157
Trustees' fees and expenses............................................          8,179
Other..................................................................         10,086
                                                                           -----------

    TOTAL EXPENSES.....................................................      4,843,150

Less: expense offset...................................................        (38,370)
                                                                           -----------

    NET EXPENSES.......................................................      4,804,780
                                                                           -----------

NET INVESTMENT INCOME AND NET INCREASE.................................    $27,887,187
                                                                           ===========

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                          FOR THE SIX         FOR THE YEAR
                                                         MONTHS ENDED            ENDED
                                                       DECEMBER 31, 1997     JUNE 30, 1997
-------------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................      $   27,887,187      $   49,576,805
Net realized gain (loss)...........................           --                     (6,542)
                                                         --------------      --------------

    NET INCREASE...................................          27,887,187          49,570,263
                                                         --------------      --------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income..............................         (27,887,589)        (49,562,686)
Net realized gain..................................           --                     (7,971)
                                                         --------------      --------------

    TOTAL..........................................         (27,887,589)        (49,570,657)
                                                         --------------      --------------

Net increase from transactions in shares of
 beneficial interest...............................          53,706,674          91,640,075
                                                         --------------      --------------

    NET INCREASE...................................          53,706,272          91,639,681

NET ASSETS:
Beginning of period................................       1,633,526,810       1,541,887,129
                                                         --------------      --------------

    END OF PERIOD
    (Including undistributed net investment income
    of $14,808 and $15,210, respectively)..........      $1,687,233,082      $1,633,526,810
                                                         ==============      ==============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Tax-Free Trust (the " Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1997 (unaudited) continued

daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, the Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. For the six months ended December 31, 1997, the distribution fee was accrued at the annual rate of 0.10%.

ACTIVE ASSETS TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1997 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 1997 aggregated $1,899,737,300 and $1,833,990,000, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At December 31, 1997, the Trust had transfer agent fees and expenses payable of approximately $2,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 1997, included in Trustees' fees and expenses in the Statement of Operations amounted to $1,549. At December 31, 1997, the Trust had an accrued pension liability of $48,182 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                          FOR THE SIX         FOR THE YEAR
                                                                                         MONTHS ENDED            ENDED
                                                                                       DECEMBER 31, 1997     JUNE 30, 1997
                                                                                       -----------------     --------------
                                                                                          (unaudited)
Shares sold........................................................................       3,038,715,902       5,701,581,425
Shares issued in reinvestment of dividends and distributions.......................          27,887,589          49,570,657
                                                                                         --------------      --------------
                                                                                          3,066,603,491       5,751,152,082
Shares repurchased.................................................................      (3,012,896,817)     (5,659,512,007)
                                                                                         --------------      --------------
Net increase in shares outstanding.................................................          53,706,674          91,640,075
                                                                                         ==============      ==============

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $6,500 during fiscal 1997.

As of June 30, 1997, the Trust had temporary book/tax differences primarily attributable to post-October losses.

ACTIVE ASSETS TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                          FOR THE SIX                  FOR THE YEAR ENDED JUNE 30
                                                         MONTHS ENDED     ---------------------------------------------------
                                                       DECEMBER 31, 1997    1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------------------------------------------
                                                          (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...............         $  1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                            -------       -------    -------    -------    -------    -------
Net investment income..............................           0.016         0.030      0.031      0.030      0.020      0.021
Less dividends from net investment income..........          (0.016)       (0.030)    (0.031)    (0.030)    (0.020)    (0.021)
                                                            -------       -------    -------    -------    -------    -------
Net asset value, end of period.....................         $  1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                            =======       =======    =======    =======    =======    =======
TOTAL INVESTMENT RETURN+...........................            1.59%(1)      3.05%      3.12%      3.09%      2.01%      2.15%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................            0.54%(2)      0.55%      0.55%      0.56%      0.56%      0.57%
Net investment income..............................            3.13%(2)      2.98%      3.08%      3.05%      1.98%      2.13%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions.............          $1,687        $1,634     $1,542     $1,499     $1,416     $1,355

---------------------
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

Trustees
-----------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

Officers
-----------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

Transfer Agent
-----------------------------------------------------
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Accountants
-----------------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Manager
-----------------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.



---------------
ACTIVE
---------------
ASSETS(R)
---------------
ACCOUNT
---------------


ACTIVE ASSETS
TAX-FREE TRUST


Semiannual Report
December 31, 1997